RESTRICTED NET ASSETS OR PARENT COMPANY'S CONDENSED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheet

CONDENSED BALANCE SHEETS

As of December 31, 2018

	Combined	MDJM	WFOE
Asset
Cash	$5,626,079	$5,626,079	$-
Total Asset	$5,626,079	$5,626,079	$-

Liabilities and Equity
Other liability
Due to subsidiaries	$1,568,300	$1,565,174	$3,126
Common stock	1,241	1,241	-
Additional paid in capital	4,102,238	4,102,238	-
Retained deficit	(45,700)	(42,574)	(3,126)
Total Labilities and Equity	$5,626,079	$5,626,079	$-